Acquisitions - Summary of Unaudited Pro Forma Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Revenue	$ 2,654,400	$ 2,598,695	$ 2,552,516
Net Income	$ 124,871	$ 121,895	$ 38,345
Class L Common Stock
Business Acquisition [Line Items]
Income (loss) per share		$ 17.18	$ 17.07
Income (loss) per share		$ 16.48	$ 16.37
Common Class A
Business Acquisition [Line Items]
Income (loss) per share	$ 2.00	$ (4.56)	$ (12.00)
Income (loss) per share	$ 2.00	$ (4.56)	$ (12.00)